Investment in Affiliates, at Equity - Condensed Financial Data for Fuji Xerox Unconsolidated Affiliate (Details) (Fuji Xerox [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fuji Xerox [Member]
Summary of Operations
Revenues	$ 12,633	$ 12,367	$ 11,276
Costs and expenses	11,783	11,464	10,659
Income before income taxes	850	903	617
Income tax expense	279	312	291
Net income	571	591	326
Less: Net income - noncontrolling interests	6	5	5
Net income - Fuji Xerox	565	586	321
Assets:
Current assets	5,154	5,056	4,884
Long-term assets	6,158	6,064	5,978
Total Assets	11,312	11,120	10,862
Liabilities and Equity:
Current liabilities	3,465	3,772	3,534
Long-term debt	1,185	817	1,260
Other long-term liabilities	917	700	707
Noncontrolling interests	27	25	22
Fuji Xerox shareholders' equity	5,718	5,806	5,339
Total Liabilities and Equity	$ 11,312	$ 11,120	$ 10,862